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              As filed with the Securities and Exchange Commission
                                On March 12, 2004

                     1933 Act Registration Number 333-107797
                     1940 Act Registration Number 811-21410

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Post-Effective Amendment No. 2
                                                     ---
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                 Amendment No. 1
                                              ---

                                 The Weitz Funds

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               (Exact Name of Registrant as Specified in Charter)

                                    Suite 600
                              1125 South 103 Street
                              Omaha, NE 68124-6008
                          (Address of Principal Office)

               Registrant's Telephone Number, including Area Code:
                                  402-391-1980

                                Wallace R. Weitz
                                    Suite 600
                              1125 South 103 Street
                              Omaha, NE 68124-6008

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                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                            Patrick W.D. Turley, Esq.
                                   Dechert LLP
                               1775 Eye Street N.W.
                            Washington, DC 20006-2401

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It is proposed that this filing will become effective:

/ / Immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on April 1, 2004 pursuant to paragraph (b) (1) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) (1) of Rule 485 / / on ______, pursuant to paragraph (a) (1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a) (2) of Rule 485 / / on ______, pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registration Statement for The Weitz Funds (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 1, which was filed pursuant to Rule 485(a)(1) on December 30, 2003. Accordingly, the contents of Post-Effective Amendment No. 1, consisting of Part A (the Prospectuses for the Funds), Part B (the Statement of Additional Information), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 1, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 2 is intended to become effective on April 1, 2004.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 12th day of March 2004.


                                                   THE WEITZ FUNDS
                                               By: /s/ Wallace R. Weitz
                                                   -------------------------
                                                   Wallace R. Weitz, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on March 12, 2004:

           SIGNATURE                                     TITLE

  /s/ Wallace R. Weitz                        President, Principal Executive
---------------------------------             Officer
Wallace R. Weitz                              Principal Financial and Accounting
                                              Officer and Trustee

  /s/ John W. Hancock*                        Trustee
---------------------------------
John W. Hancock

  /s/ Richard D. Holland*                     Trustee
---------------------------------
Richard D. Holland

  /s/ Thomas R. Pansing, Jr.*                 Trustee
---------------------------------
Thomas R. Pansing, Jr.

  /s/ Delmer L. Toebben*                      Trustee
---------------------------------
Delmer L. Toebben

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  /s/ Lorraine Chang*                         Trustee
---------------------------------
Lorraine Chang

  /s/ Roland J. Santoni**                     Trustee
---------------------------------
Roland J. Santoni

  /s/ Wallace R. Weitz
---------------------------------
Wallace R. Weitz
Attorney-in-fact

 *Pursuant to Power of Attorney filed with Registration Statement dated
  August 8, 2003.
**Pursuant to Power of Attorney filed herewith.

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                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENT, that the undersigned constitutes and appoints Wallace R. Weitz, Mary K. Beerling, and Patrick W.D. Turley and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for him in his name, place, and stead, to sign any and all registration statements applicable to The Weitz Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, any lawfully do or cause to be done by virtue hereof.


February 18, 2004


                                              /S/ Roland J. Santoni
                                              ----------------------------------
                                              Roland J. Santoni